Income Taxes (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Undistributed earnings of foreign subsidiaries	$ 5,030
Unrecognized deferred tax liability	$ 1,157
Israel corporate tax rate	23.00%
Change in valuation allowance	$ 26,822
Operating loss carryforwards	103,832
Unrecognized tax benefit	$ 19,389	$ 0	$ 0